Note 9 - Other disclosures - Compensation of Key Management Personnel (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Statement Line Items [Line Items]
Short-term employee benefits	€ 575	€ 370
Share-based payments	929	1,165
Total compensation	€ 1,504	€ 1,535